U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

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1.        Name and address of issuer:  MFS Series Trust X
                                       c/o MFS Legal Department
                                       500 Boylston Street
                                       Boston, MA 02116

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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of the issuer, check the box but do not list series or classes):

                MFS Emerging Markets Debt Fund
                MFS European Equity Fund
                MFS Global Conservative Equity Fund
                MFS Global Health Sciences Fund
                MFS Government Mortgage Fund
                MFS High Income Advantage Fund
                MFS Income Fund
                MFS International ADR Fund
                MFS International Core Equity Fund
                MFS New Endeavor Fund
                MFS Strategic Value Fund

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3.        Investment Company Act File Number:  811-4492
          Securities Act File Number:           33-1657

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4(a).     Last day of fiscal year for which this notice is filed:
          July 31, 2002

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4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

          NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c). Check box if this is the last time the issuer will be filing this Form.

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5.        Calculation of registration fee:

    (i)   Aggregate sale price of securities sold               $1,130,816,598
          during the fiscal year pursuant to                    ________________
          section 24(f):

   (ii)   Aggregate price of securities redeemed                $  454,269,429
          or repurchased during the fiscal year:                ________________

  (iii)   Aggregate price of securities redeemed or             $2,624,946,784
          repurchased during any prior fiscal year              ________________
          ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:

   (iv)   Total available redemption credits [add Items         $ 3,079,216,213
          5(ii) and 5(iii)]:                                    ________________

    (v)   Net sales-if  Item 5(i) is greater than Item 5(iv)    $
          [subtract  Item 5(iv)from Item5(i)]:                  ________________

   (vi)   Redemption credits available for use in future        $(1,948,399,615)
          years -if Item 5(i) is less than item 5(iv)[subtract ________________ Item5(iv) from Item 5(i)]:

  (vii)   Multiplier for determining registration fee          x      0.000092
          (See Instruction C.9):                                ________________

 (viii)   Registration fee due [multiply item 5(v) by Item     =$           0
          5 (vii)] (enter "0" if no fee is due):                ________________

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6.        Prepaid Shares

          If the response to Item 5(i) was determined by
          deducting an amount of securities that were
          registered under the Securities Act of 1993 pursuant
          to rule 24e-2 as in effect before October 11, 1997,
          then report the amount of securities (number of shares
          or other units) deducted  here: __________.  If there
          is a number of shares or other units that were
          registered pursuant to rule 24e-2 remaining unsold
          at the end of the fiscal year for which this form is
          filed that are available for use by the issuer in
          future fiscal years, then state that number here:     $
                                                                ________________
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7.        Interest due - if this Form is being filed more than
          90 days after the end of the issuer's fiscal
          year (see Instruction D):                            +$_______________

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8.        Total of the amount of the registration fee due plus =$
          any interest due [line 5(viii) plus line 7]:          ________________

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
          Method of Delivery -

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)*/s/ JAMES R. BORDEWICK, JR., ASSISTANT SECRETARY AND
                                ASSISTANT CLERK
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                              James R. Bordewick, Jr., Assistant Secretary and
                                Assistant Clerk
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Date: October 11, 2002
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*Please print the name and title of the signing officer below the signature.
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                                        October 11, 2002


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     Re: Rule 24f-2 Notice for MFS Series Trust X (File Nos.: 811-4492 and 33-1657) on Behalf of MFS Emerging Markets Debt Fund, MFS European Equity Fund, MFS Global Conservative Equity Fund, MFS Global Health Sciences Fund, MFS Government Mortgage Fund, MFS High Income Advantage Fund, MFS Income Fund, MFS International ADR Fund, MFS International Core Equity Fund, MFS New Endeavor Fund and MFS Strategic Value Fund

Ladies and Gentlemen:

     Enclosed on behalf of the Trust for filing pursuant to Rule 24f-2(a) under the Investment Company Act of 1940 is the Trust's Rule 24f-2 Notice with respect to its funds with the fiscal year end of July 31, 2002. No fee is payable under Rule 24f-2 in connection with this filing.

     Please contact me collect at 617-954-5180 should you have any questions concerning this Notice.

                                        Very truly yours,




                                        ANNAMARIE D'ANGELO
                                        Annamarie D'Angelo
                                        Vice President & Legal Operations
                                          Manager

Enclosures